NISSAN MASTER OWNER TRUST RECEIVABLES — 2016-A SERIES

Period	Collection	Accrual	Distribution
From	01-Nov-17	15-Nov-17	15-Dec-17
To	30-Nov-17	15-Dec-17
Days	30

Description of Collateral

On the Distribution Date, the Series 2016-A balances were:

Notes		$1,600,000,000.00
	A1	850,000,000.00
	A2	750,000,000.00
Principal Amount of Debt		1,600,000,000.00
Required Overcollateralization		$375,360,000.00
Required Overcollateralization Increase - MPR < 35%		$0.00
Required Overcollateralization Increase - MPR < 30%		$0.00
Incremental Overcollateralization Amount		$0.00
Series Nominal Liquidation Amount		1,975,360,000.00

Required Participation Amount		$1,975,360,000.00
Excess Receivables		$35,087,628.65

Total Collateral		2,010,447,628.65

Collateral as Percent of Notes		125.65%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$6,491,046,840.51
Total Principal Collections	($2,194,812,700.81)
Investment in New Receivables	$1,870,659,213.92
Receivables Added for Additional Accounts	$0.00
Repurchases	$0.00
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($790,946,570.94)
Less Servicing Adjustment	($4,322,701.50)

Ending Balance	$5,371,624,081.18

SAP for Next Period	37.43%

Average Receivable Balance	$5,538,974,954.62
Monthly Payment Rate	39.62%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$18,926,369.96
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$18,926,369.96

Exhibit 99.3

Series Allocation Percentage at Month-End	37.43%
Floating Allocation Percentage at Month-End	92.41%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
6/17/2019	12/1/2018	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
A1 Days	30
A1 LIBOR	1.250280%
A1 Applicable Margin	0.640000%

	1.890280%
A2 Days	30
A2 Fixed Rate	1.54%

	Actual	Per $1000
Interest A1	1,338,948.33	1.58
Principal A1	—	—

		1.58
		1.73%

	Actual	Per $1000
Interest A2	962,500.00	1.28
Principal A2	—	—

		1.28
Total Due Investors	2,301,448.33
Servicing Fee	1,646,133.33

Excess Cash Flow	2,598,379.85

Reserve Account
Required Balance	$8,000,000.00
Current Balance	$8,000,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.69%
Pass / Fail	PASS